Significant Accounting Policies, Income Derived from Charters (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Income from Charters [Abstract]
Vessel revenues, net of commissions	$ 22,381	$ 34,771
Voyage expenses	(10,060)	$ (19,977)
Spot Charters [Member]
Income from Charters [Abstract]
Vessel revenues, net of commissions	11,970
Voyage expenses	(9,282)
Total	2,688
Time Charters [Member]
Income from Charters [Abstract]
Vessel revenues, net of commissions	10,411
Voyage expenses	(778)
Total	$ 9,633